LVIP American Century Balanced Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.10%
*Federal National Mortgage Association REMICS Series 2023-39 Class AI 2.00% 7/25/52	2,911,363	$370,899
Total Agency Collateralized Mortgage Obligations (Cost $359,689)		370,899
AGENCY MORTGAGE-BACKED SECURITIES–9.09%
Federal Home Loan Mortgage Corp.
2.00% 8/1/51	510,384	414,817
2.50% 5/1/51	595,703	507,989
2.50% 8/1/51	778,953	659,826
3.00% 1/1/50	508,732	447,227
3.00% 7/1/51	282,319	250,263
3.00% 12/1/51	432,109	381,027
3.00% 2/1/52	263,788	234,941
3.00% 6/1/52	206,058	183,151
3.50% 2/1/49	754,119	698,243
3.50% 5/1/50	93,839	86,801
3.50% 5/1/51	395,337	365,927
3.50% 5/1/52	351,704	325,701
4.00% 5/1/52	809,315	767,877
4.00% 6/1/52	1,046,313	995,120
4.50% 8/1/52	119,321	116,331
4.50% 10/1/52	1,103,361	1,067,917
5.00% 7/1/52	181,115	180,932
5.50% 11/1/52	123,292	124,567
5.50% 12/1/52	142,618	144,543
5.50% 11/1/55	507,210	509,833
5.50% 1/1/56	498,150	501,641
Federal National Mortgage Association
2.00% 3/1/52	884,751	724,566
2.50% 6/1/50	504,163	429,015
2.50% 2/1/51	800,116	686,530
2.50% 12/1/51	542,666	464,073
2.50% 2/1/52	185,912	158,984
2.50% 7/1/52	248,758	210,589
3.00% 2/1/50	92,123	81,922
3.00% 6/1/51	39,701	35,656
3.00% 2/1/52	1,152,656	1,024,602
3.00% 3/1/52	462,886	411,939
3.00% 4/1/52	163,451	145,243
3.00% 5/1/52	328,349	293,825
•3.17% (1 yr. USD RFUCCT + 1.61%) 3/1/47	13,973	14,140
3.50% 5/1/42	95,477	90,309
3.50% 4/1/52	217,570	199,941
3.50% 5/1/52	615,351	565,794
3.50% 6/1/52	506,375	468,686
4.00% 4/1/52	747,944	710,480
4.00% 5/1/52	961,366	907,623
4.50% 7/1/52	421,540	408,537
4.50% 9/1/52	251,791	245,515
4.50% 4/1/54	1,376,656	1,332,403
5.00% 8/1/52	1,033,836	1,027,651
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.00% 9/1/52	286,831	$286,146
5.00% 10/1/52	965,163	958,200
5.00% 1/1/53	778,160	772,467
5.50% 10/1/52	453,429	457,471
5.50% 1/1/53	1,701,900	1,718,806
5.50% 3/1/54	1,092,513	1,100,417
Government National Mortgage Association
3.00% 5/20/50	165,175	147,936
3.00% 7/20/50	437,185	391,342
3.00% 7/20/51	410,902	367,285
3.50% 6/20/51	400,695	373,719
4.00% 9/20/52	1,172,099	1,109,050
4.00% 4/20/54	1,449,099	1,361,236
4.50% 1/15/40	8,452	8,407
4.50% 6/15/41	13,846	13,664
4.50% 9/20/52	1,094,453	1,065,783
4.50% 10/20/52	904,720	881,438
5.00% 12/20/54	546,740	543,869
6.50% 5/15/28	290	292
7.00% 5/15/31	2,998	3,105
7.50% 8/15/26	56	56
Government National Mortgage Association, TBA 5.00% 4/20/56	668,000	661,522
Uniform Mortgage-Backed Security, TBA 5.00% 4/1/56	2,397,000	2,363,746
Total Agency Mortgage-Backed Securities (Cost $34,726,220)		34,188,654
AGENCY OBLIGATIONS–0.40%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	700,000	781,134
Federal National Mortgage Association 0.88% 8/5/30	800,000	703,110
Total Agency Obligations (Cost $1,484,346)		1,484,244
ΔCORPORATE BONDS–10.50%
Canada–0.44%
Antares Holdings LP 6.35% 10/23/29	250,000	247,469
μBank of Nova Scotia 8.00% 1/27/84	430,000	450,204
Cenovus Energy, Inc. 5.40% 3/20/36	107,000	106,448
μEnbridge, Inc. 6.00% 1/15/77	360,000	360,085
Gildan Activewear, Inc.
4.70% 10/7/30	125,000	123,682
5.40% 10/7/35	170,000	165,730
μToronto-Dominion Bank 8.13% 10/31/82	201,000	207,365
		1,660,983
LVIP American Century Balanced Fund–1

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France–0.34%
μBNP Paribas SA 8.50% 8/14/28	400,000	$416,661
μBPCE SA 3.65% 1/14/37	250,000	223,940
μCredit Agricole SA 4.75% 3/23/29	200,000	190,411
Electricite de France SA 6.95% 1/26/39	211,000	235,187
μSociete Generale SA 9.38% 11/22/27	200,000	209,115
		1,275,314
Germany–0.06%
μAllianz SE 6.35% 9/6/53	200,000	208,224
		208,224
Ireland–0.05%
Avolon Holdings Funding Ltd. 4.85% 4/1/33	179,000	171,476
		171,476
Japan–0.04%
μSumitomo Mitsui Financial Group, Inc. 5.33% 3/3/41	166,000	160,964
		160,964
Mexico–0.09%
Petroleos Mexicanos 5.95% 1/28/31	364,000	348,010
		348,010
Netherlands–0.26%
μABN AMRO Bank NV 3.32% 3/13/37	200,000	178,513
μING Groep NV
4.88% 5/16/29	400,000	376,787
7.50% 5/16/28	400,000	408,764
		964,064
Spain–0.16%
μBanco Bilbao Vizcaya Argentaria SA 6.13% 11/16/27	200,000	199,514
μBanco Santander SA
4.75% 11/12/26	200,000	197,429
9.63% 11/21/28	200,000	215,428
		612,371
Sweden–0.32%
μSkandinaviska Enskilda Banken AB 6.88% 6/30/27	400,000	402,161
μSvenska Handelsbanken AB 4.38% 3/1/27	400,000	393,139
μSwedbank AB 7.63% 3/17/28	400,000	411,019
		1,206,319
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Switzerland–0.06%
μUBS Group AG 9.25% 11/13/28	205,000	$218,494
		218,494
United Kingdom–0.48%
μHSBC Holdings PLC
6.50% 3/23/28	285,000	284,763
6.75% 3/24/31	200,000	197,866
6.88% 9/11/29	200,000	201,365
μLloyds Banking Group PLC 8.00% 9/27/29	342,000	358,949
μMacquarie Bank Ltd. 6.13% 3/8/27	245,000	245,713
μNationwide Building Society 4.13% 10/18/32	250,000	246,763
μNatWest Group PLC 3.03% 11/28/35	200,000	182,088
Rio Tinto Finance USA PLC 5.75% 3/14/55	107,000	106,744
		1,824,251
United States–8.20%
Abbott Laboratories
4.65% 3/15/36	220,000	215,129
5.50% 3/15/56	165,000	161,787
Airbnb, Inc.
4.65% 3/16/31	90,000	89,797
5.25% 3/16/36	105,000	105,106
Aircastle Ltd. 6.50% 7/18/28	200,000	207,352
Allison Transmission, Inc. 5.88% 12/1/33	150,000	149,080
Ally Financial, Inc. 8.00% 11/1/31	266,000	294,948
Alphabet, Inc.
4.40% 2/15/33	265,000	261,700
4.80% 2/15/36	190,000	189,186
5.65% 2/15/56	175,000	174,437
Amazon.com, Inc.
4.55% 3/13/33	185,000	183,219
4.88% 3/13/36	150,000	148,633
Amcor Flexibles North America, Inc. 5.13% 3/12/36	165,000	160,416
Amgen, Inc. 5.65% 3/2/53	185,000	179,180
Antero Resources Corp. 5.40% 2/1/36	160,000	157,338
AppLovin Corp.
5.13% 12/1/29	45,000	45,261
5.38% 12/1/31	179,000	180,756
5.50% 12/1/34	145,000	143,800
Arizona Public Service Co. 5.70% 8/15/34	123,000	127,298
Ashtead Capital, Inc. 5.95% 10/15/33	200,000	205,814
Athene Global Funding 5.53% 7/11/31	120,000	119,977
LVIP American Century Balanced Fund–2

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Atlas Warehouse Lending Co. LP
4.95% 11/15/30	250,000	$245,230
5.25% 1/15/33	250,000	242,118
6.25% 1/15/30	390,000	401,092
μBank of America Corp.
4.33% 3/15/50	140,000	113,506
5.51% 1/24/36	145,000	147,868
Baxter International, Inc.
4.90% 12/15/30	140,000	138,195
5.65% 12/15/35	80,000	78,130
Beignet Investor LLC 6.58% 5/30/49	68,000	69,915
Blackstone Private Credit Fund 5.95% 7/16/29	199,000	196,059
Blue Owl Credit Income Corp. 7.75% 9/16/27	210,000	212,944
Blue Owl Technology Finance Corp. 6.10% 3/15/28	281,000	277,718
Boeing Co. 5.71% 5/1/40	205,000	205,322
Bristol-Myers Squibb Co. 5.55% 2/22/54	150,000	144,436
μCapital One Financial Corp.
2.36% 7/29/32	170,000	146,555
4.72% 1/30/32	185,000	182,194
5.40% 1/30/37	158,000	154,819
Carnival Corp.
4.00% 8/1/28	235,000	229,472
5.13% 5/1/29	84,000	83,394
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% 3/1/30	150,000	142,331
Centene Corp. 4.63% 12/15/29	75,000	71,196
μCharles Schwab Corp. 4.00% 6/1/26	598,000	593,932
Cheniere Energy, Inc.
5.20% 7/30/36	74,000	73,244
6.00% 7/30/56	103,000	102,635
μCitigroup, Inc.
4.41% 3/31/31	65,000	64,257
5.17% 9/11/36	195,000	193,302
5.61% 3/4/56	75,000	72,032
7.63% 11/15/28	616,000	637,042
CNA Financial Corp. 5.20% 8/15/35	209,000	204,515
Columbia Pipelines Holding Co. LLC 5.00% 11/17/32	150,000	149,012
Commonwealth Edison Co. 5.95% 6/1/55	163,000	165,215
μCorebridge Financial, Inc. 6.38% 9/15/54	106,000	104,180
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60% 1/15/31	185,000	$179,087
Cox Communications, Inc. 5.70% 6/15/33	117,000	116,001
CVS Health Corp.
5.45% 9/15/35	73,000	73,284
6.00% 6/1/44	170,000	167,368
μ7.00% 3/10/55	98,000	100,998
Dell International LLC/EMC Corp. 5.30% 4/1/32	70,000	71,087
Discovery Communications LLC 3.95% 3/20/28	72,000	67,856
Discovery Global Holdings, Inc. 3.76% 3/15/27	139,000	136,429
μDominion Energy, Inc. 4.35% 1/15/27	221,000	217,507
Dresdner Funding Trust I 8.15% 6/30/31	235,000	251,829
DTE Electric Co. 5.55% 3/1/56	54,000	52,210
Duke Energy Florida LLC
4.85% 12/1/35	75,000	73,612
5.95% 11/15/52	90,000	91,062
Duke Energy Progress LLC 5.35% 3/15/53	50,000	46,663
Duke University 3.30% 10/1/46	110,000	78,552
Duke University Health System, Inc. 3.92% 6/1/47	30,000	23,554
Eagle Materials, Inc. 5.00% 3/15/36	160,000	153,201
Eaton Corp. 4.20% 3/6/31	200,000	197,106
Emera U.S. Finance LLC 5.20% 4/1/33	56,000	55,688
Energy Transfer LP
5.95% 5/15/54	155,000	145,340
6.13% 12/15/45	140,000	136,788
Entergy Louisiana LLC 4.90% 4/15/36	53,000	51,703
EPR Properties 4.95% 4/15/28	36,000	35,952
Equinix Europe 2 Financing Corp. LLC 4.70% 3/15/33	175,000	170,207
Expand Energy Corp. 5.38% 3/15/30	215,000	216,787
Fedex Freight Holding Co., Inc. 5.25% 3/15/36	223,000	215,750
Flowers Foods, Inc. 5.75% 3/15/35	95,000	90,762
Ford Motor Credit Co. LLC 7.20% 6/10/30	200,000	210,666
Foundry JV Holdco LLC
6.10% 1/25/36	200,000	206,025
LVIP American Century Balanced Fund–3

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Foundry JV Holdco LLC (continued)
6.30% 1/25/39	320,000	$333,312
General Motors Financial Co., Inc.
5.60% 6/18/31	120,000	122,820
6.15% 7/15/35	90,000	93,068
Glencore Funding LLC
4.90% 7/1/31	85,000	84,953
5.51% 4/1/36	185,000	185,401
5.89% 4/4/54	45,000	43,969
GLP Capital LP/GLP Financing II, Inc. 5.63% 3/1/36	100,000	97,260
Goldman Sachs BDC, Inc. 5.10% 1/28/29	148,000	143,747
μGoldman Sachs Group, Inc.
5.07% 1/21/37	105,000	102,656
5.54% 1/21/47	80,000	76,236
5.73% 1/28/56	110,000	107,396
6.48% 10/24/29	145,000	151,691
Goldman Sachs Private Credit Corp. 5.05% 2/23/28	225,000	221,567
Golub Capital BDC, Inc. 7.05% 12/5/28	119,000	121,708
Golub Capital Private Credit Fund 5.45% 8/15/28	150,000	147,930
GXO Logistics, Inc.
6.25% 5/6/29	297,000	307,894
6.50% 5/6/34	90,000	94,443
HCA, Inc.
4.90% 11/15/35	225,000	217,532
5.25% 3/1/30	111,000	113,273
6.20% 3/1/55	54,000	53,489
Hologic, Inc. 3.25% 2/15/29	55,000	54,904
Honeywell Aerospace, Inc.
4.60% 3/16/33	59,000	58,323
4.95% 3/16/36	164,000	162,721
HPS Corporate Lending Fund
4.90% 9/11/28	115,000	112,032
5.45% 1/14/28	65,000	64,507
6.25% 9/30/29	65,000	64,869
μHuntington Bancshares, Inc. 4.62% 1/28/32	315,000	310,403
Intel Corp.
4.90% 8/5/52	100,000	81,690
5.15% 2/21/34	115,000	114,685
International Business Machines Corp. 5.80% 2/3/56	135,000	129,009
IQVIA, Inc. 6.25% 2/1/29	129,000	134,074
ITC Holdings Corp. 5.50% 4/15/36	56,000	56,166
Jefferies Financial Group, Inc. 5.50% 2/15/36	132,000	126,693
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μJPMorgan Chase & Co.
4.26% 2/22/48	220,000	$179,855
4.35% 1/22/32	120,000	118,307
5.10% 4/22/31	230,000	234,176
5.77% 4/22/35	272,000	283,311
Kaiser Foundation Hospitals 3.00% 6/1/51	105,000	67,251
Kentucky Utilities Co. 5.85% 8/15/55	105,000	104,398
μKeyCorp 6.40% 3/6/35	75,000	79,518
Kilroy Realty LP
2.50% 11/15/32	115,000	93,631
3.05% 2/15/30	90,000	82,064
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	290,000	281,089
7.00% 7/15/31	220,000	227,420
Leland Stanford Junior University 4.68% 3/1/35	225,000	223,986
μLiberty Mutual Group, Inc. 4.13% 12/15/51	375,000	366,340
Loews Corp. 4.94% 4/1/36	145,000	141,898
Louisville Gas & Electric Co. 5.85% 8/15/55	30,000	29,770
Lowe's Cos., Inc.
4.50% 10/15/32	165,000	162,163
4.85% 10/15/35	245,000	238,589
Maple Parent Holdings Corp.
5.05% 3/26/31	95,000	94,598
5.70% 3/26/36	234,000	232,500
Marriott International, Inc. 5.10% 5/1/38	110,000	104,576
Mars, Inc.
5.65% 5/1/45	130,000	128,377
5.70% 5/1/55	75,000	73,130
Massachusetts Institute of Technology 5.62% 6/1/55	40,000	40,530
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	177,000	180,360
Merck & Co., Inc. 5.70% 9/15/55	104,000	103,195
Meta Platforms, Inc.
4.60% 11/15/32	245,000	242,596
4.88% 11/15/35	175,000	171,682
5.50% 11/15/45	80,000	75,705
5.63% 11/15/55	225,000	210,913
5.75% 11/15/65	120,000	111,456
MetLife, Inc.
6.40% 12/15/66	347,000	354,300
10.75% 8/1/69	135,000	174,972
Micron Technology, Inc. 5.30% 1/15/31	375,000	392,518
LVIP American Century Balanced Fund–4

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
MidAmerican Energy Co. 5.85% 9/15/54	396,000	$397,583
μMorgan Stanley
4.89% 10/22/36	70,000	67,669
5.52% 11/19/55	60,000	56,970
5.83% 4/19/35	63,000	65,406
6.63% 11/1/34	325,000	353,642
μMorgan Stanley Private Bank NA 4.73% 7/18/31	95,000	94,706
Niagara Mohawk Power Corp. 4.65% 10/3/30	55,000	54,780
Northern Natural Gas Co. 5.63% 2/1/54	65,000	61,741
μNorthern Trust Corp. 3.38% 5/8/32	263,000	259,332
Novant Health, Inc. 3.17% 11/1/51	85,000	55,548
Novartis Capital Corp.
4.60% 3/18/33	115,000	114,511
5.70% 3/18/56	55,000	55,392
Occidental Petroleum Corp.
4.20% 3/15/48	80,000	60,126
6.20% 3/15/40	80,000	81,707
Omnicom Group, Inc. 5.00% 6/2/33	132,000	128,929
Oracle Corp.
4.80% 9/26/32	305,000	290,466
5.20% 9/26/35	171,000	160,397
5.35% 5/4/33	175,000	170,359
5.70% 2/4/36	81,000	77,881
O'Reilly Automotive, Inc. 5.10% 3/12/36	80,000	78,953
Ovintiv, Inc. 7.10% 7/15/53	140,000	151,346
Pepperdine University 3.30% 12/1/59	105,000	66,308
Piedmont Operating Partnership LP 6.88% 7/15/29	313,000	327,937
μPinnacle Bank/Nashville TN 5.96% 1/15/36	250,000	247,589
Plains All American Pipeline LP/PAA Finance Corp. 5.60% 1/15/36	110,000	110,357
Prologis Targeted U.S. Logistics Fund LP 4.63% 3/15/33	305,000	296,604
Royal Caribbean Cruises Ltd. 6.00% 2/1/33	85,000	85,849
Salesforce, Inc.
4.90% 9/15/31	225,000	224,681
5.20% 3/15/33	165,000	164,718
6.55% 3/15/56	120,000	120,416
μSempra 4.13% 4/1/52	328,000	318,983
Shell Finance U.S., Inc. 4.38% 5/11/45	70,000	59,521
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μSierra Pacific Power Co. 6.38% 9/15/56	95,000	$94,224
SM Energy Co. 6.75% 9/15/26	108,000	108,071
Southern Co. Gas Capital Corp. 5.10% 9/15/35	158,000	155,941
Sunoco LP 5.88% 3/15/34	61,000	60,326
Synopsys, Inc. 5.00% 4/1/32	274,000	276,378
Takeoff Merger Sub, Inc. 4.85% 3/24/31	215,000	212,311
Textron, Inc. 4.95% 3/15/36	99,000	96,252
United Airlines, Inc. 4.63% 4/15/29	130,000	127,546
United Rentals North America, Inc. 6.00% 12/15/29	65,000	66,086
UnitedHealth Group, Inc.
5.05% 4/15/53	210,000	184,736
5.30% 6/15/35	83,000	84,671
5.50% 7/15/44	174,000	167,909
Valero Energy Corp. 5.15% 3/10/36	150,000	147,866
Venture Global Plaquemines LNG LLC 6.75% 1/15/36	125,000	132,394
Verizon Communications, Inc. 5.88% 11/30/55	68,000	66,142
Vornado Realty LP 5.75% 2/1/33	215,000	210,835
μWebster Financial Corp. 5.78% 9/11/35	165,000	167,573
Weir Group, Inc. 5.35% 5/6/30	200,000	202,651
μWells Fargo & Co.
5.01% 4/4/51	130,000	114,529
5.43% 1/23/47	95,000	90,017
5.61% 4/23/36	190,000	194,432
Workday, Inc. 3.80% 4/1/32	156,000	144,809
		30,836,849
Total Corporate Bonds (Cost $39,917,749)		39,487,319
MUNICIPAL BONDS–0.30%
California State University Series B 2.98% 11/1/51	200,000	130,901
City of Houston 3.96% 3/1/47	25,000	21,110
City of Los Angeles Department of Airports Series C 6.58% 5/15/39	25,000	26,760
Foothill-Eastern Transportation Corridor Agency Series A 4.09% 1/15/49	85,000	68,933
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	150,000	132,742
Michigan Strategic Fund Series A 3.23% 9/1/47	200,000	151,660
LVIP American Century Balanced Fund–5

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Missouri Highway & Transportation Commission 5.45% 5/1/33	20,000	$20,551
New Jersey Turnpike Authority Series A 7.10% 1/1/41	85,000	98,061
Ohio Turnpike & Infrastructure Commission Series A 3.22% 2/15/48	100,000	73,450
Port Authority of New York & New Jersey 4.93% 10/1/51	40,000	37,199
Regents of the University of California Medical Center Pooled Revenue Series N 3.26% 5/15/60	100,000	63,485
State of California 7.60% 11/1/40	20,000	23,990
Sumter Landing Community Development District (TXBL; Insured AGC)
5.57% 10/1/40	25,000	25,577
5.74% 10/1/45	40,000	40,349
5.82% 10/1/54	70,000	70,865
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	20,000	20,256
United Nations Development Corp. (New York) Series A 6.54% 8/1/55	25,000	26,386
University of California Series BJ 3.07% 5/15/51	70,000	46,745
University of California College of the Law San Francisco (TXBL; Insured BAM)
5.99% 8/1/50	30,000	30,116
6.09% 8/1/55	30,000	30,236
Total Municipal Bonds (Cost $1,396,243)		1,139,372
NON-AGENCY ASSET-BACKED SECURITIES–3.56%
φBarclays Mortgage Loan Trust Series 2026-CES1 Class A1A 4.85% 1/25/56	649,301	642,239
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	184,255	174,682
φBRAVO Residential Funding Trust Series 2024-CES1 Class A1A 6.38% 4/25/54	187,956	189,582
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2 4.50% 5/20/49	300,000	291,619
DI Issuer LLC Series 2021-1A Class A2 3.72% 9/15/51	598,265	575,690
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
FIP Master Funding LLC Series 2026-1A Class A1 4.90% 3/15/56	498,000	$489,563
Flexential Issuer LLC Series 2025-1A Class A2 6.03% 10/25/60	425,000	422,091
GoodLeap Sustainable Home Solutions Trust Series 2021-4GS Class A 1.93% 7/20/48	249,422	199,244
φJP Morgan Mortgage Trust Series 2026-CES1 Class A1A 4.91% 6/25/56	752,039	746,021
M&T Bank RV Trust Series 2026-1A Class A 4.35% 1/15/46	797,260	788,241
Mosaic Solar Loan Trust Series 2023-2A Class A 5.36% 9/22/53	487,262	464,940
MP LLC Series 2025-1A Class A 5.55% 11/15/65	490,777	486,310
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1 2.41% 10/20/61	500,000	309,375
•Palmer Square Loan Funding Ltd. Series 2025-1A Class A2 4.85% (3 mo. USD Term SOFR + 1.20%) 2/15/33	250,000	247,830
Purchasing Power Funding LLC Series 2026-A Class A 4.37% 8/15/30	507,000	504,071
RCKT Mortgage Trust
•Series 2024-CES1 Class A1A 6.03% 2/25/44	162,675	163,347
•Series 2024-CES2 Class A1A 6.14% 4/25/44	108,208	108,861
φSeries 2024-CES6 Class A1A 5.34% 9/25/44	79,245	79,296
φSeries 2026-CES2 Class A1A 4.76% 2/25/56	626,816	619,916
φSeries 2026-CES3 Class A1A 5.14% 3/25/56	625,000	623,116
RKTL Trust Series 2026-1A Class A 4.07% 2/26/35	422,881	422,411
RNL PH Owner LLC Series 2026-1A Class A 4.91% 3/20/56	321,801	316,748
φSantander Mortgage Asset Receivable Trust
Series 2025-CES1 Class A1A 5.04% 9/25/55	518,863	516,498
Series 2026-CES1 Class A1A 4.88% 1/25/56	565,264	559,629
Series 2026-CES1 Class A1B 4.98% 1/25/56	860,184	851,626
SCF Equipment Leasing LLC
Series 2024-1A Class B 5.56% 4/20/32	125,000	128,430
LVIP American Century Balanced Fund–6

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC (continued)
Series 2024-1A Class C 5.82% 9/20/32	100,000	$103,134
Stack Infrastructure Issuer LLC Series 2026-1A Class A2 5.00% 3/27/56	501,140	482,198
Subway Funding LLC Series 2024-1A Class A2I 6.03% 7/30/54	310,075	312,076
SVC ABS LLC Series 2026-1A Class A 5.16% 3/20/56	329,129	326,253
Switch ABS Issuer LLC Series 2024-2A Class A2 5.44% 6/25/54	225,000	220,554
Trackside Rail LLC Series 2026-1A Class A 4.89% 3/20/56	520,000	513,463
Vertical Bridge CC LLC Series 2025-1A Class A 5.16% 8/16/55	525,275	523,068
Total Non-Agency Asset-Backed Securities (Cost $13,682,183)		13,402,122
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.01%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	192	189
•Barclays Mortgage Loan Trust Series 2026-NQM2 Class A1 4.70% 12/25/65	706,459	697,702
•BRAVO Residential Funding Trust Series 2024-RPL1 Class A1 3.25% 10/25/63	358,043	329,877
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	189,463	190,169
Series 2024-2 Class A4A 6.00% 2/25/55	104,332	104,803
Series 2024-8 Class A6A 5.50% 8/25/55	66,367	66,225
Series 2024-9 Class A4 5.50% 9/25/55	172,462	172,419
Series 2024-9 Class A6 5.50% 9/25/55	30,056	29,981
Series 2025-5 Class A4A 5.50% 4/25/56	357,797	358,021
Series 2025-8 Class A4 6.00% 6/25/56	473,592	476,420
Series 2025-9 Class A4A 5.50% 6/25/56	566,994	567,236
♦CHL Mortgage Pass-Through Trust Series 2005-17 Class 1A11 5.50% 9/25/35	178	163
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Citigroup Mortgage Loan Trust, Inc.
Series 2024-CMI1 Class A11 5.50% 6/25/54	281,304	$281,247
Series 2025-2 Class A10 6.00% 2/25/55	273,369	274,825
Series 2025-3 Class A11 5.50% 6/25/55	230,314	230,289
φEFMT Series 2024-NQM1 Class A1B 5.81% 11/25/69	185,974	186,403
•GCAT Trust
Series 2024-INV2 Class A6 6.00% 6/25/54	121,579	122,322
Series 2024-INV3 Class A6 5.50% 9/25/54	170,860	170,774
•GS Mortgage-Backed Securities Trust
Series 2023-PJ4 Class A15 6.00% 1/25/54	144,153	144,730
Series 2023-PJ6 Class A15 6.00% 4/25/54	119,147	119,526
Series 2024-PJ1 Class A15 6.00% 6/25/54	193,627	193,933
Series 2025-PJ7 Class A5 5.50% 12/25/55	363,738	363,777
•HOMES Trust Series 2025-AFC3 Class A1 4.93% 8/25/60	381,462	378,896
•JP Morgan Mortgage Trust
Series 2020-3 Class A15 3.50% 8/25/50	44,273	39,598
Series 2023-7 Class A4A 5.50% 2/25/54	344,556	344,501
Series 2023-8 Class A2 6.00% 2/25/54	90,932	91,539
Series 2024-1 Class A4 6.00% 6/25/54	368,452	369,243
Series 2024-10 Class A4 5.50% 3/25/55	202,528	202,498
Series 2024-10 Class A6 5.50% 3/25/55	106,114	106,008
Series 2024-5 Class A6 6.00% 11/25/54	89,403	89,330
Series 2024-INV1 Class A4 6.00% 4/25/55	215,000	216,642
Series 2025-2 Class A4 6.00% 7/25/55	296,858	298,150
Series 2025-CCM2 Class A4 6.00% 9/25/55	521,245	524,145
Series 2026-ACES1 Class A1 4.89% 4/25/66	734,524	728,184
•Morgan Stanley Residential Mortgage Loan Trust
Series 2023-2 Class A4 6.00% 6/25/53	417,588	418,125
Series 2025-1 Class A1 6.00% 3/25/55	225,768	227,276
Series 2025-1 Class A3 6.00% 3/25/55	171,188	171,898
LVIP American Century Balanced Fund–7

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Morgan Stanley Residential Mortgage Loan Trust (continued)
Series 2026-NQM2 Class A1 4.73% 1/26/71	385,866	$381,349
OBX Trust
•Series 2024-HYB2 Class A1 3.70% 4/25/53	119,915	119,001
•Series 2025-J1 Class A4 6.00% 5/25/55	191,532	192,566
φSeries 2025-NQM21 Class A1B 4.99% 10/25/65	94,881	94,206
•PMT Loan Trust Series 2025-J2 Class A9 5.50% 8/25/56	548,909	549,097
•PRKCM Trust Series 2026-AFC1 Class A1 4.68% 2/25/61	549,128	542,589
•Provident Funding Mortgage Trust
Series 2024-1 Class A3 5.50% 12/25/54	401,661	401,783
Series 2025-1 Class A3 5.50% 2/25/55	486,175	486,346
Series 2025-3 Class A4 5.50% 8/25/55	369,661	369,786
•Radian Mortgage Capital Trust Series 2025-J3 Class A15 5.50% 12/25/55	177,603	177,650
•Rate Mortgage Trust
Series 2024-J1 Class A7 6.00% 7/25/54	20,031	19,982
Series 2024-J3 Class A8 5.50% 10/25/54	43,634	43,580
Series 2025-J1 Class A5 5.50% 3/25/55	111,464	111,019
•Santander Mortgage Asset Receivable Trust
Series 2026-NQM2 Class A1 4.70% 1/25/66	392,651	388,300
Series 2026-NQM3 Class A1 5.18% 3/25/66	447,996	446,706
•Sequoia Mortgage Trust
Series 2024-10 Class A11 5.50% 11/25/54	50,816	50,740
Series 2024-10 Class A5 5.50% 11/25/54	104,687	104,672
Series 2024-6 Class A11 6.00% 7/27/54	116,873	116,879
Series 2024-8 Class A5 5.50% 9/25/54	77,654	77,635
Series 2025-7 Class A5 5.50% 8/25/55	439,209	439,338
Series 2025-8 Class A4 5.50% 9/25/55	318,924	319,043
•SoFi Mortgage Trust Series 2016-1A Class 1A4 3.00% 11/25/46	4,933	4,471
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Towd Point Mortgage Trust Series 2024-1 Class A1 4.90% 3/25/64		332,301	$337,941
•Verus Securitization Trust Series 2021-R2 Class A3 1.23% 2/25/64		38,673	36,827
Total Non-Agency Collateralized Mortgage Obligations (Cost $15,115,310)			15,098,570
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.62%
ARZ Trust Series 2024-BILT Class A 5.77% 6/11/39		207,000	208,439
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57		281,000	291,940
BBCMS Mortgage Trust Series 2024-5C27 Class A3 6.01% 7/15/57		138,000	143,632
•DBSG Mortgage Trust Series 2024-ALTA Class A 5.95% 6/10/37		229,000	231,063
FS Commercial Mortgage Trust Series 2023-4SZN Class A 7.07% 11/10/39		310,000	313,297
•MF1 Ltd. Series 2021-FL7 Class AS 5.24% (1 mo. USD Term SOFR + 1.56%) 10/16/36		350,000	349,562
MIRA Trust Series 2023-MILE Class A 6.75% 6/10/38		314,000	322,424
•SWCH Commercial Mortgage Trust Series 2025-DATA Class A 5.12% (1 mo. USD Term SOFR + 1.44%) 2/15/42		490,000	483,875
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,340,747)			2,344,232
ΔSOVEREIGN BONDS–0.80%
Luxembourg–0.10%
Eagle Funding Luxco SARL 5.50% 8/17/30		366,000	367,922
			367,922
New Zealand–0.50%
New Zealand Government Bonds
4.25% 5/15/36	NZD	1,900,000	1,049,111
4.50% 5/15/35	NZD	1,500,000	852,235
			1,901,346
LVIP American Century Balanced Fund–8

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania–0.10%
Romania Government International Bonds 5.75% 7/4/36	400,000	$370,897
		370,897
Saudi Arabia–0.10%
Saudi Government International Bonds 4.88% 1/12/36	380,000	370,021
		370,021
Total Sovereign Bonds (Cost $3,089,644)		3,010,186
U.S. TREASURY OBLIGATIONS–8.15%
U.S. Treasury Notes
3.38% 2/29/28	1,700,000	1,686,586
3.50% 10/31/27	3,000,000	2,983,945
3.50% 3/15/29	1,332,000	1,320,241
3.50% 11/30/30	1,000,000	981,602
3.75% 11/30/32	1,700,000	1,663,809
3.88% 3/31/28	2,400,000	2,403,563
3.88% 12/31/29	500,000	499,668
3.88% 7/31/30	300,000	299,496
3.88% 8/31/32	1,200,000	1,184,953
3.88% 12/31/32	600,000	591,305
4.00% 5/31/30	2,500,000	2,508,496
4.00% 6/30/32	800,000	796,344
4.00% 1/31/33	400,000	396,937
4.13% 3/31/29	800,000	806,656
4.13% 10/31/31	400,000	402,094
4.13% 5/31/32	2,300,000	2,306,020
4.13% 11/15/32	300,000	300,105
4.25% 6/30/29	900,000	910,898
4.25% 2/28/31	1,400,000	1,418,156
4.38% 12/31/29	800,000	813,531
4.38% 11/30/30	3,400,000	3,461,492
4.88% 10/31/30	2,800,000	2,909,047
Total U.S. Treasury Obligations (Cost $30,631,872)		30,644,944

	Number of Shares
COMMON STOCK–60.34%
Air Freight & Logistics–0.30%
FedEx Corp.	3,147	1,120,898
		1,120,898
Automobiles–0.85%
†Tesla, Inc.	8,580	3,189,615
		3,189,615
Banks–2.58%
Bank of America Corp.	65,718	3,203,752
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
BANKS (continued)
JPMorgan Chase & Co.	12,186	$3,584,634
Regions Financial Corp.	112,100	2,928,052
		9,716,438
Beverages–0.50%
PepsiCo, Inc.	12,080	1,875,903
		1,875,903
Biotechnology–1.52%
AbbVie, Inc.	10,480	2,279,295
Gilead Sciences, Inc.	15,501	2,160,375
†Vertex Pharmaceuticals, Inc.	2,843	1,269,513
		5,709,183
Broadline Retail–2.04%
†Amazon.com, Inc.	36,932	7,691,828
		7,691,828
Building Products–1.02%
Johnson Controls International PLC	14,711	1,926,405
Trane Technologies PLC	4,563	1,901,585
		3,827,990
Capital Markets–2.74%
Ameriprise Financial, Inc.	2,887	1,282,983
Blackrock, Inc.	1,433	1,378,130
Goldman Sachs Group, Inc.	2,279	1,928,011
Intercontinental Exchange, Inc.	6,845	1,076,582
KKR & Co., Inc.	9,601	888,093
Morgan Stanley	10,191	1,677,133
S&P Global, Inc.	4,912	2,089,270
		10,320,202
Chemicals–1.05%
Ecolab, Inc.	5,255	1,397,935
Linde PLC	5,118	2,537,300
		3,935,235
Communications Equipment–0.53%
Motorola Solutions, Inc.	4,602	1,997,130
		1,997,130
Consumer Finance–0.53%
American Express Co.	6,639	2,008,165
		2,008,165
Consumer Staples Distribution & Retail–0.88%
Costco Wholesale Corp.	1,722	1,715,853
Sysco Corp.	22,480	1,603,498
		3,319,351
LVIP American Century Balanced Fund–9

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.30%
Ball Corp.	19,189	$1,134,262
		1,134,262
Diversified Telecommunication Services–0.23%
Verizon Communications, Inc.	17,333	870,117
		870,117
Electric Utilities–1.15%
NextEra Energy, Inc.	46,757	4,342,790
		4,342,790
Electrical Equipment–0.91%
Eaton Corp. PLC	5,220	1,867,037
GE Vernova, Inc.	1,793	1,565,110
		3,432,147
Electronic Equipment, Instruments & Components–0.33%
Amphenol Corp. Class A	7,404	935,496
†Coherent Corp.	1,273	303,241
		1,238,737
Energy Equipment & Services–0.56%
SLB Ltd.	40,618	2,087,359
		2,087,359
Entertainment–0.61%
†Liberty Media Corp.-Liberty Formula One Class C	3,755	319,250
†Netflix, Inc.	20,380	1,959,537
		2,278,787
Financial Services–1.56%
Mastercard, Inc. Class A	7,659	3,826,896
Visa, Inc. Class A	6,706	2,026,821
		5,853,717
Ground Transportation–0.59%
†Uber Technologies, Inc.	13,580	976,810
Union Pacific Corp.	5,099	1,237,119
		2,213,929
Health Care Equipment & Supplies–0.59%
†IDEXX Laboratories, Inc.	2,111	1,186,150
†Intuitive Surgical, Inc.	2,229	1,027,547
		2,213,697
Health Care Providers & Services–1.08%
Cencora, Inc.	3,453	1,084,725
Cigna Group	7,166	1,911,531
UnitedHealth Group, Inc.	3,986	1,078,572
		4,074,828
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Reits–0.70%
Welltower, Inc.	13,297	$2,628,950
		2,628,950
Hotels, Restaurants & Leisure–0.89%
†Airbnb, Inc. Class A	2,998	378,587
Booking Holdings, Inc.	283	1,191,521
Marriott International, Inc. Class A	5,391	1,763,234
		3,333,342
Household Products–1.16%
Church & Dwight Co., Inc.	11,869	1,107,615
Colgate-Palmolive Co.	9,155	780,281
Procter & Gamble Co.	17,103	2,470,357
		4,358,253
Industrial Conglomerates–0.51%
Honeywell International, Inc.	8,404	1,899,556
		1,899,556
Industrial Reits–0.67%
Prologis, Inc.	19,018	2,513,799
		2,513,799
Insurance–0.88%
Marsh & McLennan Cos., Inc.	5,458	946,690
MetLife, Inc.	21,002	1,485,262
Progressive Corp.	4,506	893,269
		3,325,221
Interactive Media & Services–4.66%
Alphabet, Inc. Class A	47,071	13,535,737
Meta Platforms, Inc. Class A	7,003	4,006,626
		17,542,363
IT Services–0.91%
International Business Machines Corp.	12,293	2,979,700
†MongoDB, Inc.	1,849	452,580
		3,432,280
Life Sciences Tools & Services–1.14%
Agilent Technologies, Inc.	6,378	726,964
Danaher Corp.	10,761	2,040,286
Thermo Fisher Scientific, Inc.	3,109	1,528,167
		4,295,417
Machinery–1.85%
Cummins, Inc.	4,734	2,546,987
Deere & Co.	2,396	1,349,667
Parker-Hannifin Corp.	1,588	1,421,641
Xylem, Inc.	13,739	1,641,810
		6,960,105
LVIP American Century Balanced Fund–10

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–1.20%
Cheniere Energy, Inc.	7,737	$2,195,451
Williams Cos., Inc.	31,916	2,322,847
		4,518,298
Pharmaceuticals–1.76%
Bristol-Myers Squibb Co.	13,166	798,518
Eli Lilly & Co.	3,514	3,232,072
Merck & Co., Inc.	11,188	1,345,804
Zoetis, Inc.	10,409	1,230,448
		6,606,842
Professional Services–0.31%
Automatic Data Processing, Inc.	5,802	1,178,850
		1,178,850
Semiconductors & Semiconductor Equipment–9.31%
Analog Devices, Inc.	9,910	3,152,767
Applied Materials, Inc.	5,704	1,949,570
ASML Holding NV	712	946,786
Broadcom, Inc.	22,299	6,901,764
Lam Research Corp.	6,556	1,400,755
Micron Technology, Inc.	4,637	1,566,564
NVIDIA Corp.	103,092	17,979,245
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,368	1,138,216
		35,035,667
Software–5.64%
†AppLovin Corp. Class A	1,918	763,364
†Cadence Design Systems, Inc.	7,588	2,108,478
†Crowdstrike Holdings, Inc. Class A	2,204	860,464
†Dynatrace, Inc.	23,577	871,877
Microsoft Corp.	37,888	14,025,001
Salesforce, Inc.	3,946	736,600
†ServiceNow, Inc.	10,450	1,092,547
†Workday, Inc. Class A	5,709	741,713
		21,200,044
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized Reits–0.36%
Equinix, Inc.	1,397	$1,369,395
		1,369,395
Specialty Retail–2.21%
Home Depot, Inc.	8,894	2,925,148
†O'Reilly Automotive, Inc.	14,450	1,333,879
TJX Cos., Inc.	17,505	2,795,548
Tractor Supply Co.	28,055	1,270,892
		8,325,467
Technology Hardware, Storage & Peripherals–3.13%
Apple, Inc.	43,135	10,947,232
Western Digital Corp.	3,040	822,289
		11,769,521
Trading Companies & Distributors–0.60%
Ferguson Enterprises, Inc.	4,457	1,039,640
United Rentals, Inc.	1,665	1,213,052
		2,252,692
Total Common Stock (Cost $135,500,122)		226,998,370
EXCHANGE-TRADED FUNDS–0.69%
iShares Core S&P 500 ETF	2,868	1,873,406
State Street SPDR Portfolio High Yield Bond ETF	31,320	730,383
Total Exchange-Traded Funds (Cost $2,584,895)		2,603,789
MONEY MARKET FUND–2.22%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	8,340,996	8,340,996
Total Money Market Fund (Cost $8,340,996)		8,340,996

TOTAL INVESTMENTS–100.78% (Cost $289,170,016)	379,113,697
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.78%)	(2,929,047)
NET ASSETS APPLICABLE TO 43,192,715 SHARES OUTSTANDING –100.00%	$376,184,650

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
LVIP American Century Balanced Fund–11

LVIP American Century Balanced Fund
Schedule of Investments (continued)
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2026.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

†Non-income producing.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CBK	EUR	(170,697)	USD	199,357	6/26/26	$1,279	$—
GS	EUR	(199,262)	USD	232,451	6/26/26	1,225	—
GS	EUR	27,718	USD	(32,037)	6/26/26	127	—
GS	NZD	(1,059,951)	USD	632,939	6/17/26	22,170	—
MSC	EUR	(170,697)	USD	199,202	6/26/26	1,124	—
MSC	EUR	(21,908)	USD	25,375	6/26/26	—	(48)
MSC	NZD	19,087	USD	(11,161)	6/17/26	—	(163)
MSC	NZD	(2,175,685)	USD	1,269,578	6/17/26	15,897	—
UBS	EUR	(170,697)	USD	199,288	6/26/26	1,210	—
UBS	EUR	32,560	USD	(37,766)	6/26/26	16	—
Total Foreign Currency Exchange Contracts						$43,048	$(211)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(8)	CBOT 10 Year U.S. Treasury Notes Futures	$(888,375)	$(885,766)	6/18/26	$—	$(2,609)
65	CBOT 2 Year U.S. Treasury Notes Futures	13,483,946	13,461,440	6/30/26	22,506	—
59	CBOT U.S. Long Bond Futures	6,718,625	6,865,529	6/18/26	—	(146,904)
(6)	Ultra 10 Year U.S. Treasury Notes Futures	(681,094)	(678,613)	6/18/26	—	(2,481)
72	Ultra U.S. Treasury Bond Futures	8,392,500	8,663,358	6/18/26	—	(270,858)
Total Futures Contracts					$22,506	$(422,852)
LVIP American Century Balanced Fund–12

LVIP American Century Balanced Fund
Schedule of Investments (continued)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold
CDX.NA.HY.45 - Quarterly[3]	693,000	(5.00%)	12/20/30	$37,649	$39,328	$—	$(1,679)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2026.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CBK–Citibank NA
CBOT–Chicago Board of Trade
ETF–Exchange-Traded Fund
EUR–Euro
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
SPDR–Standard & Poor’s Depositary Receipt
TBA–To be announced
USD–United States Dollar
yr.–Year
LVIP American Century Balanced Fund–13